AMENDED AND RESTATED DISTRIBUTION AND SERVICE PLAN

Class I, A-1, A-2, A-3 and ADV Shares of

1WS CREDIT INCOME FUND

AMENDED AND RESTATED DISTRIBUTION AND SERVICE PLAN made as of January 15, 2021 for 1WS Credit Income Fund (the "Fund") on behalf of its Class I, A-1, A-2, A-3 and ADV shares.

WHEREAS, the Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company which offers for public sale separate classes of shares of beneficial interest (the "Shares"); and

WHEREAS, the Fund has entered into a Distribution Agreement (the "Distribution Agreement"), as amended from time to time, with a distributor to the Fund (the "Distributor") pursuant to which Distributor has agreed to serve as the distributor of the Shares of the Fund; and

WHEREAS, the Fund desires to adopt this Distribution and Service Plan (the "Plan") on behalf of the Fund by the Board of Trustees (the "Board") pursuant to which the Fund or its agent, with respect to the Class I, A-1, A-2, A-3 and ADV Shares of the Fund, will pay a fee to Distributor and/or Selling Agents (as defined below) in connection with the distribution and/or servicing of Class I, A-1, A-2, A-3 and ADV Shares; and

WHEREAS, the Trustees of the Fund as a whole, and the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) ("Independent Trustees") and who have no direct or indirect financial interest in the operation of this Plan or in any agreement relating hereto (the "Qualified Trustees"), having determined, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that this Plan will benefit Class I, A-1, A-2, A-3 and ADV shareholders and the Fund;

NOW THEREFORE, the Fund hereby adopts this Plan for the Class I, A-1, A-2, A-3 and ADV Shares of the Fund, on the following terms and conditions:

1. A.

(i)	Class I Shares and Class ADV Shares of the Fund are not subject to ongoing distribution fees, but are subject to shareholder/investor or account maintenance service fees charged by Selling Agents (as defined below) or other intermediaries for providing, or arranging for the provision of, shareholder/investor, “sub-transfer” agency or account maintenance services (“Shareholder Services”) in an amount that shall not exceed 0.25% of the average daily net asset value of Class I Shares.
(ii)	Class A-1 Shares of the Fund are subject to ongoing distribution and shareholder servicing fees to (i) compensate the Distributor for services it provides under the Distribution Agreement and/or Selling Agents for selling shares of the Fund and providing, or arranging for the provision of, ongoing distribution services and/or marketing services to the Fund and (ii) compensate Selling Agents or other intermediaries for providing, or arranging for the provision of, Shareholder Services. These fees shall be accrued at least monthly as an expense of the Fund and paid monthly in an amount not to exceed, in the aggregate, 0.50% (on an annualized basis) of the net asset value of Class A-1 Shares of the Fund.

(iii)	Class A-2 Shares of the Fund are subject to ongoing distribution and shareholder servicing fees to (i) compensate the Distributor for services it provides under the Distribution Agreement and/or Selling Agents for selling shares of the Fund and providing, or arranging for the provision of, ongoing distribution services and/or marketing services to the Fund and (ii) compensate Selling Agents or other intermediaries for providing, or arranging for the provision of, Shareholder Services. These fees shall be accrued at least monthly as an expense of the Fund and paid monthly in an amount not to exceed, in the aggregate, 0.75% (on an annualized basis) of the net asset value of Class A-3 Shares of the Fund.
(iv)	Class A-3 Shares of the Fund are subject to ongoing distribution and shareholder servicing fees to (i) compensate the Distributor for services it provides under the Distribution Agreement and/or Selling Agents for selling shares of the Fund and providing, or arranging for the provision of, ongoing distribution services and/or marketing services to the Fund and (ii) compensate Selling Agents or other intermediaries for providing, or arranging for the provision of, Shareholder Services. These fees shall be accrued at least monthly as an expense of the Fund and paid monthly in an amount not to exceed, in the aggregate, 1.00% (on an annualized basis) of the net asset value of Class A-3 Shares of the Fund.
(v)	For any class of Shares of the Fund, under no circumstances shall the fees paid for Shareholder Services exceed 0.25% of the net assets of such class.

The Fund, the Distributor or other Fund agents may retain unaffiliated brokers, dealers or other intermediaries to: (i) act as selling agents (“Selling Agents”) to assist in the distribution of Shares; (ii) to provide ongoing distribution and/or marketing services to their customers that are investors in the Fund; and (iii) to provide, or arrange for the provision of, Shareholder Services.

B. The Fund may pay fees at a lesser rate than the fees specified in Section 1.A. of this Plan.

2. The Fund hereby authorizes Distributor to enter into Sub-Agreements with and to provide compensation to Selling Agents based on the net asset value of Class I, A-1, A-2, A-3 and ADV Shares of the Fund held by clients or customers of that Selling Agent, for activities and services of the type referred to in Section 1.A. Distributor may also make payments to the investment adviser of the Fund for reimbursement of marketing related expenses.

3. This Plan shall not take effect with respect to the Fund unless it has been approved, together with any related agreements, by a majority vote, cast in person at a meeting (or meetings) called for the purpose of voting on such approval, of: (a) the Board; and (b) Qualified Trustees.

4. This Plan may continue in full force and effect with respect to the Fund for so long as such continuance is specifically approved at least annually, following the first issuance of Class I, A-1, A-2, A-3 and ADV Shares, in the manner provided for approval of this Plan in Section 3.

5. Distributor shall provide, or cause to be provided, to the Board and the Board shall review, at least quarterly, a written report of the amounts expended with respect to the Fund by Distributor under this Plan and the purposes for which such expenditures were made.

6. The Fund may terminate this Plan as to a class at any time (and related agreements without the payment of any penalty upon sixty (60) days written notice to an agreement-related party), by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting securities of the relevant class. Distributor may terminate its obligations under this Plan with respect to the Fund, without payment of penalty, upon sixty (60) days written notice to the Fund. Notwithstanding the foregoing, any Plan-related agreement shall terminate automatically in the event of its assignment.

7. This Plan may not be amended to increase materially the amount of fees to be paid by the Fund unless such amendment is approved by a vote of a majority of the outstanding Class I, A-1, A-2, A-3 and ADV Shares of the Fund, and no material amendment to the other provisions of this Plan shall be made unless approved in the manner provided for approval and annual renewal in Section 3 hereof.

8. The amount of distribution and shareholder servicing fees payable by the Fund under this Plan and the amounts received by Distributor may be greater or lesser than the expenses actually incurred on behalf of the Fund in serving as Distributor of the Shares. The distribution fees with respect to the Fund will be payable by the Fund until either this Plan or the Distribution Agreement is terminated or not renewed with respect to the Class I, A-1, A-2, A-3 and ADV Shares of the Fund.

9. While this Plan is in effect, the selection and nomination of the Independent Trustees shall be made solely at the discretion of the Independent Trustees, and the Board shall satisfy the, then effective, fund governance standards as defined in Rule 0-1(a)(7) under the 1940 Act.

10. As used in this Plan, the terms "majority of the outstanding voting securities," "assignment" and "interested person" shall have the same meanings as those terms have in the 1940 Act.

11. The Fund shall preserve copies of this Plan (including any amendments thereto) and any related agreements and all reports made pursuant to Section 5 hereof for a period of not less than six years from the date thereof, the first two years in an easily accessible place.

12. The Trustees of the Fund and the shareholders of the Fund shall not be liable for any obligations of the Fund under this Plan, and Distributor or any other person, in asserting any rights or claims under this Plan, shall look only to the assets and property of the Fund in settlement of any such right or claim, and not to such Trustees or shareholders.